Cash and Cash Equivalents, Restricted Cash Advances and Collateral (Table)	12 Months Ended
Dec. 31, 2019
Restricted Cash Advances And Collateral [Abstract]
Schedule Of Restricted Cash Advances and Collateral Explanatory
Restricted cash held by the Corporation consists of the following components:

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Guarantees in connection with licenses held	4,318	4,312
Funds in connection with hedging contracts	2,170	2,836
Segregated funds in respect of payment processors	—	2,030
Guarantee in connection with acquisition of a subsidiary	1,122	1,146
Cash portion of Kentucky Bond Collateral *	5,000	5,000
Funds held in term deposits	4,138	5,837
Other	260	288
Restricted cash advances and collateral - total	17,008	21,449
Restricted cash advances and collateral - current portion	6,401	10,819
Restricted cash advances and collateral - non-current portion	10,607	10,630

_____________________________
* As at December 31, 2019, $5 million (December 31, 2018 - $5 million) of restricted cash was collateralized as part of the Kentucky Bond Collateral (as defined in note 28 below). The Kentucky Bond Collateral will be held until a court order is issued authorizing the release of the bonds.